OTHER OPERATING GAINS (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Income (Loss) [Abstract]
Gain on termination of vessel lease		$ 0	$ 7,409
Gain on sale of vessel		0	12,354
Gain on settlement of claim	$ 3,400	0	3,422
Gain on pool arrangements		1,048	766
Other gains		85	268
Other operating gains		$ 1,133	$ 24,219